LOAN PAYABLE (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of loan payable related to the vehicle acquired [Table Text Block]
	Principal	Principal	Interest	Commencement	Maturity	Balance, November 30, 2021
Vehicle	£ 13,000	$30,859	6.95%	May 2, 2019	June 2, 2024	$28,877